COMMITMENTS AND CONTINGENCIES	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
NOTE 10. COMMITMENTS AND CONTINGENCIES	The Company has no commitments or contingent liabilities to be disclosed.	The Company has no commitments and contingencies liabilities to be disclosed.